FINANCIAL INSTRUMENTS - Cash Flow Hedge Gains (Losses) in Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedges [line items]
Accumulated other comprehensive income, beginning balance	$ (189)
Effective portion of change in fair value of hedging instruments	(16)	$ 16
Realized (gains) losses on derivatives designated as cash flow hedges, net of tax ($9) and ($8)	23	64
Accumulated other comprehensive income, ending balance	(169)	(189)
Cash flow hedge
Disclosure of detailed information about hedges [line items]
Accumulated other comprehensive income, beginning balance	(43)	(140)
Effective portion of change in fair value of hedging instruments	(19)	25
Realized (gains) losses on derivatives designated as cash flow hedges, net of tax ($9) and ($8)	27	72
Accumulated other comprehensive income, ending balance	(30)	(43)
Hedge ineffectiveness due to changes in original forecasted transaction	5
Portion of hedge gain (loss) expected to affect 2017 earnings	(14)
Gold/Silver | Cash flow hedge
Disclosure of detailed information about hedges [line items]
Accumulated other comprehensive income, beginning balance	9	14
Realized (gains) losses on derivatives designated as cash flow hedges, net of tax ($9) and ($8)	(7)	(5)
Accumulated other comprehensive income, ending balance	2	9
Portion of hedge gain (loss) expected to affect 2017 earnings	2
Copper | Cash flow hedge
Disclosure of detailed information about hedges [line items]
Accumulated other comprehensive income, beginning balance	0
Effective portion of change in fair value of hedging instruments	(11)
Realized (gains) losses on derivatives designated as cash flow hedges, net of tax ($9) and ($8)	4
Accumulated other comprehensive income, ending balance	(7)	0
Portion of hedge gain (loss) expected to affect 2017 earnings	(7)
Fuel | Cash flow hedge
Disclosure of detailed information about hedges [line items]
Accumulated other comprehensive income, beginning balance	(32)	(102)
Effective portion of change in fair value of hedging instruments	(8)	23
Realized (gains) losses on derivatives designated as cash flow hedges, net of tax ($9) and ($8)	27	47
Accumulated other comprehensive income, ending balance	(8)	(32)
Hedge ineffectiveness due to changes in original forecasted transaction	5
Fuel | Cash flow hedge | Operating costs
Disclosure of detailed information about hedges [line items]
Portion of hedge gain (loss) expected to affect 2017 earnings	(8)
Currency contracts | Cash flow hedge | Operating costs
Disclosure of detailed information about hedges [line items]
Accumulated other comprehensive income, beginning balance	0	(30)
Effective portion of change in fair value of hedging instruments		2
Realized (gains) losses on derivatives designated as cash flow hedges, net of tax ($9) and ($8)		28
Accumulated other comprehensive income, ending balance	0	0
Portion of hedge gain (loss) expected to affect 2017 earnings	0
Currency contracts | Cash flow hedge | General and administrative costs
Disclosure of detailed information about hedges [line items]
Accumulated other comprehensive income, beginning balance	0	0
Effective portion of change in fair value of hedging instruments		0
Realized (gains) losses on derivatives designated as cash flow hedges, net of tax ($9) and ($8)		0
Accumulated other comprehensive income, ending balance	0	0
Portion of hedge gain (loss) expected to affect 2017 earnings	0
Currency contracts | Cash flow hedge | Capital expenditures
Disclosure of detailed information about hedges [line items]
Accumulated other comprehensive income, beginning balance	0	0
Effective portion of change in fair value of hedging instruments		0
Realized (gains) losses on derivatives designated as cash flow hedges, net of tax ($9) and ($8)		0
Accumulated other comprehensive income, ending balance	0	0
Portion of hedge gain (loss) expected to affect 2017 earnings	0
Interest rate contracts | Cash flow hedge
Disclosure of detailed information about hedges [line items]
Accumulated other comprehensive income, beginning balance	(20)	(22)
Effective portion of change in fair value of hedging instruments	0	0
Realized (gains) losses on derivatives designated as cash flow hedges, net of tax ($9) and ($8)	3	2
Accumulated other comprehensive income, ending balance	(17)	$ (20)
Portion of hedge gain (loss) expected to affect 2017 earnings	$ (1)